INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF NET LOSS BEFORE INCOME TAXES	Components of net loss before income taxes were as follows:
2021

United States	$(643,233)
Net loss before income taxes	$(643,233)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to deferred tax assets or liabilities are presented below:

2021

Deferred tax assets:
Net operating loss carryforwards	$108,018
Less: valuation allowance	(108,018)
Net deferred tax assets	$-

SCHEDULE OF INCOME TAX EXPENSE BENEFIT

The income tax benefit consists of the following:

2021

Current:
Federal	$-
State	-
Total current	-
Deferred:
Federal	(108,018)
State	-
Less: valuation allowance	108,018
Total deferred	-
Total income tax provision (benefit)	$-

SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATE

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

2021

Tax at federal statutory rate	21.0%
U.S. income taxes subject to valuation allowance	-16.8%
State and local income taxes	0.0%
Losses attributable to noncontrolling interests	-4.2%
Total income tax provision (benefit)	0.0%